EQUIPMENT	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
EQUIPMENT

7. EQUIPMENT

Changes in equipment cost, depreciation and net book value of the equipment at January 31, 2024 and 2023 are as follows:

Cost	Equipment
Balance at January 31, 2022	$49,021
Additions	55,572
Effect of foreign currency translation	4,755
Balance at January 31, 2023	109,348
Effect of foreign currency translation	(13,939)
Balance at January 31, 2024	$95,409

Accumulated depreciation
Balance at January 31, 2022	$26,384
Additions	18,918
Effect of foreign currency translation	3,093
Balance at January 31, 2023	48,395
Additions	15,797
Effect of foreign currency translation	(7,718)
Balance at January 31, 2024	$56,474

Net carrying amounts
Balance, January 31, 2023	$60,953
Balance, January 31, 2024	$38,935

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)